Segment and geographic information - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jul. 01, 2014	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Effect of change in estimates on income before income taxes and equity in earnings (losses) of affiliated companies		¥ 51,307	¥ 23,264
Maximum
Segment Reporting Information [Line Items]
Finite-lived intangible assets, average useful life, years	7 years
Regional Communications Business
Segment Reporting Information [Line Items]
Effect of change in estimates on income before income taxes and equity in earnings (losses) of affiliated companies			¥ 23,264